Summary of Significant Accounting Policies (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets
Prepayments, deposits and other assets, net	$ 1,280,967	$ 1,028,154
Non-current assets
Deferred tax assets, net	203,247	338,221
Shareholders' Equity
Accumulated deficits	(2,680,143)	(4,509,729)
Balances under ASC 606 [Member]
Current assets
Prepayments, deposits and other assets, net	1,235,174	1,405,004
Non-current assets
Deferred tax assets, net	167,685	384,435
Current liabilities
Deferred revenues	595,538
Contract liabilities		685,900
Shareholders' Equity
Accumulated deficits	(2,601,858)	(4,648,373)
As previously reported [Member]
Current assets
Prepayments, deposits and other assets, net	1,280,967	1,028,154
Non-current assets
Deferred tax assets, net	203,247	338,221
Current liabilities
Deferred revenues		124,192
Contract liabilities	755,178
Shareholders' Equity
Accumulated deficits	(2,680,143)	(4,509,729)
Effect of change higher/(lower) [Member]
Current assets
Prepayments, deposits and other assets, net	45,793	376,850
Non-current assets
Deferred tax assets, net	35,562	46,214
Current liabilities
Deferred revenues	(595,538)	(124,192)
Contract liabilities	755,178	685,900
Shareholders' Equity
Accumulated deficits	$ (78,285)	$ (138,644)